Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Intermediate Municipal Bond Fund
Investment Objective
The investment objective of the Fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 33 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-57 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Minnesota Intermediate Municipal Bond Fund (USD $)		Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	15
[1]	The contingent deferred sales charge on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Minnesota Intermediate Municipal Bond Fund	Class A	Class C	Class C1	Class I
Management Fees	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.20%	0.75%	0.65%	none
Other Expenses	0.10%	0.11%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.84%	1.40%	1.29%	0.64%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Minnesota Intermediate Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	383	143	131	65
3 Years	560	443	409	205
5 Years	752	766	708	357
10 Years	1,306	1,680	1,556	798

No Redemption
Expense Example, No Redemption Nuveen Minnesota Intermediate Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	383	143	131	65
3 Years	560	443	409	205
5 Years	752	766	708	357
10 Years	1,306	1,680	1,556	798

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The Fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The Fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the Fund’s sub-adviser. However, the Fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the Fund is not required to sell the security, but may consider doing so.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are designed to increase the Fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

The Fund’s sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The Fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The Fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the Fund’s portfolio. The Fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.
Principal Risks
The price and yield of this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations. Also, the Fund’s investments in inverse floaters will increase the Fund’s credit risk.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates. Also, if the Fund invests in inverse floaters, the Fund’s income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Interest rate risk may be increased by the Fund’s investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of the Fund’s investments may decline, at times sharply and unpredictably.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Because the Fund primarily purchases municipal bonds from Minnesota, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Tax Risk—Income from municipal bonds held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Zero Coupon Bonds Risk—Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/MutualFunds/PricingPerformance/Performance.aspx or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of June 30, 2012 was 2.74%.

During the ten-year period ended December 31, 2011, the Fund’s highest and lowest quarterly returns were 5.42% and -2.76%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the Fund used Barclays 1-15 Year Blend Municipal Bond Index as its benchmark. Going forward, the Fund’s performance will be compared to Standard & Poor’s (S&P) Municipal Bond Intermediate Index because it more closely reflects the Fund’s investment universe. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Class C shares have not been offered for a full calendar year, and thus do not have any performance to report. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns Nuveen Minnesota Intermediate Municipal Bond Fund	1 Year	5 Years	10 Years	Since Inception (Class C1)	Inception Date
Class A	6.14%	4.35%	4.29%		Feb. 25, 1994
Class A (return after taxes on distributions)	6.12%	4.32%	4.24%
Class A (return after taxes on distributions and sale of Fund shares)	5.23%	4.24%	4.20%
Class C1	8.90%			5.86%	Oct. 28, 2009
Class I	9.63%	5.07%	4.73%		Feb. 25, 1994
S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)	10.16%	5.96%	5.57%	5.82%
Barclays 1-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	8.80%	5.48%	5.12%	5.95%
Lipper Other States Intermediate Municipal Debt Funds Classification Average (reflects no deduction for taxes or certain expenses)	8.25%	4.35%	4.10%	9.65%